Employee Benefits (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Benefits
Contributions to medical and pension schemes	¥ 366.4	¥ 264.0	¥ 205.0
Other employee benefits	235.5	159.2	123.0
Total group's employee welfare benefits expense	¥ 601.9	¥ 423.2	¥ 328.0